April 27, 2018

Western Asset Inflation-Linked Income Fund

c/o Robert I. Frenkel, Esq., Secretary

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

Ladies and Gentlemen:

Reference is made to that certain Amended and Restated Administrative Services Agreement, dated as of April 27, 2018 (the “Administration Agreement”), between Western Asset Inflation-Linked Income Fund, a Massachusetts business trust (the “Fund” or “you”), and Legg Mason Partners Fund Advisor, LLC (the “Administrator”), a Delaware limited liability company. Reference is also made to that certain Investment Management Agreement, dated as of September 24, 2003, as amended to the date hereof (the “Management Agreement”), between the Fund and Western Asset Management Company, a California corporation (the “Manager” and together with the Administrator, “we” or “us”).

The Administrator hereby notifies you that it agrees to waive its entire fee under the Administration Agreement until such time as the aggregate amount of waived fees that would have been payable under the Administration Agreement equals $96,338.57. The Manager hereby notifies you that it agrees to waive its entire fee under the Management Agreement until such time as the aggregate amount of waived fees that would have been payable under the Management Agreement equals $674,370.01. This undertaking by each of us to waive fees otherwise payable under the applicable Agreement (i) shall terminate with respect to the Administrator immediately, and without the need of any further action by you or us, once the aggregate amount of waived fees that would have been payable under the Administration Agreement equals $96,338.57, (ii) shall terminate with respect to the Manager immediately, and without the need of any further action by you or us, once the aggregate amount of waived fees that would have been payable under the Management Agreement equals $674,370.01, and (iii) cannot be terminated or amended by either of us without the written consent of the Fund as authorized by its Board of Trustees.

We understand that you will rely on our undertaking in this letter agreement in preparing and filing documents with the Securities and Exchange Commission and in accruing the Fund’s expenses, and we expressly permit you to do so.

This letter agreement is signed by each of us as a sealed instrument. This letter agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts, without giving effect to the principles of conflicts of law thereof, and the Investment Company Act of 1940, as amended.

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Please sign below to confirm your agreement with the foregoing. This letter agreement may be executed in one or more counterparts, each of which shall be deemed to be an original.

Very truly yours,

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:	/s/ Jane E. Trust
Jane E. Trust
President

WESTERN ASSET MANAGEMENT COMPANY

By:
Name: Daniel E. Giddings
Title: Manager, International
Legal and Compliance

Agreed and accepted by the Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President of the Fund

Please sign below to confirm your agreement with the foregoing. This letter agreement may be executed in one or more counterparts, each of which shall be deemed to be an original.

Very truly yours,

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:
Jane E. Trust
President

WESTERN ASSET MANAGEMENT COMPANY

By:	/s/ Daniel E. Giddings
Name: Daniel E. Giddings
Title: Manager, International
Legal and Compliance

Agreed and accepted by the Fund

By:
Jane E. Trust
President of the Fund